PROVISION FOR JUDICIAL LIABILITIES - Changes in the provision according to the nature of the proceedings for probable losses (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) lawsuit	Dec. 31, 2019 BRL (R$)
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	R$ 3,686,801
Ending balance	3,452,871	R$ 3,686,801
Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	3,686,801	351,270
Business combination		389,593
Payments	(81,563)	(40,360)
Write-off	(293,761)	(73,039)
Additions	101,950	3,009,576
Monetary adjustment	39,444	49,761
Ending balance	3,452,871	3,686,801
Taxes and social security
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	3,176,503
Ending balance	2,984,230	3,176,503
Taxes and social security | Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	492,413	296,869
Business combination		139,462
Payments	(23,162)	(34)
Write-off	(23,106)	(3,875)
Additions	20,560	46,603
Monetary adjustment	9,365	13,388
Ending balance	R$ 476,070	492,413
Administrative proceedings and tax lawsuits | lawsuit	51
Taxes | Possible losses and remote losses
PROVISION FOR JUDICIAL LIABILITIES
Ending balance	R$ 2,508,162
Labor
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	227,139
Ending balance	217,180	227,139
Labor | Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	227,139	50,869
Business combination		185,157
Payments	(43,783)	(34,794)
Write-off	(52,333)	(55,730)
Additions	64,053	50,521
Monetary adjustment	22,104	31,116
Ending balance	R$ 217,180	227,139
Number of lawsuits | lawsuit	1,010
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	R$ 283,159
Ending balance	251,461	283,159
Civil and environment | Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	64,897	3,532
Business combination		64,974
Payments	(14,618)	(5,532)
Write-off	(25,223)	(13,434)
Additions	17,337	10,100
Monetary adjustment	7,975	5,257
Ending balance	R$ 50,368	64,897
Number of lawsuits | lawsuit	58
Civil and environment | Possible losses and remote losses
PROVISION FOR JUDICIAL LIABILITIES
Ending balance	R$ 201,091
Contingent liabilities | Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Beginning balance	2,902,352
Write-off	(193,099)
Additions		2,902,352
Ending balance	R$ 2,709,253	R$ 2,902,352